Shareholders' Equity	6 Months Ended
Jun. 30, 2020
Shareholders' Equity [Abstract]
Shareholders' Equity

Note 3 - Shareholders’ Equity

A.General

The Company’s shares are traded on the NASDAQ Global Market under the symbol “CAMT”, and also listed and traded on the Tel-Aviv stock exchange.

B.Changes in Stock Options and RSUs

In the first half of 2020, 382,359 stock options were exercised.

In the first six months of 2020, 396,500 restricted share units (RSUs) were granted by the Company. The RSUs vest over a four-year period.

C.Share-based Compensation Expense

The total share-based compensation expense amounted to $1,768, $1,250, $951, $605 and $2,892 for the six-month periods ended June 30, 2020 and 2019, the three-month periods ended June 30, 2020 and 2019 and the year ended December 31, 2019, respectively.